Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Prepaid expenses and other current assets								$ 1,588
Total current assets								7,456
Total assets	$ 8,181			$ 11,538				8,271
Other current liabilities	13			573				645
Total current liabilities	8,988			7,538				7,285
Total liabilities	15,712			30,380				10,047
Accumulated deficit	(305,659)			(284,734)	$ (277,543)	$ (270,203)	$ (264,891)	(257,256)
Total stockholders’ deficit	(7,661)	$ (29,859)	$ (24,224)	(18,842)	(18,543)	(12,401)	(7,427)	(1,776)	$ (36,195)
Total liabilities and stockholders’ deficit	$ 8,181			$ 11,538				8,271
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Prepaid expenses and other current assets								631
Total current assets								631
Total assets								631
Other current liabilities								645
Total current liabilities								645
Total liabilities								645
Accumulated deficit					$ (14)	$ (14)	$ (14)	(14)
Total stockholders’ deficit								(14)
Total liabilities and stockholders’ deficit								631
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Prepaid expenses and other current assets								957
Total current assets								6,825
Total assets								7,640
Other current liabilities
Total current liabilities								6,640
Total liabilities								9,402
Accumulated deficit								(257,242)
Total stockholders’ deficit								(1,762)
Total liabilities and stockholders’ deficit								$ 7,640